13F-HR
09/30/08

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York November 13, 2008

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value total:	$218,075

List of Other Included Managers:

No.	13F File Number		Name




<PAGE



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR Corporation

COM

001765106

29460

3000000

SH



Sole



3000000


American Axle & Mfg Holdings
COM

024061103

9648

1800000

SH



Sole



1800000


Citadel Broadcasting

COM

17285T106

1170

1500000

SH



Sole



1500000


Corning Incorporated

COM

219350105

17204

1100000

SH



Sole



1100000


Walt Disney Company

COM

254687106

30690

1000000

SH



Sole



1000000


Idearc Inc.

COM

451663108

1250

1000000

SH



Sole



1000000


Intuitive Surgical,Inc

COM

559222401

62655

260000

SH



Sole



260000


JPMorgan Chase & Co

COM

46625H100

35025

750000

SH



Sole



750000


Mindray Medical

COM

602675100

11806

350000

SH



Sole



350000


National City Corp

COM

635405103

1138

650000

SH



Sole



650000


R.H. Donnelley Corp

COM

74955W307

5970

3000000

SH



Sole



3000000


US Airways Group Inc

COM

90341W108

12060

2000000

SH



Sole



2000000

